Intangible Assets	6 Months Ended
Apr. 30, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 9 – INTANGIBLE ASSETS

Intangible assets, net consist of the following:

	April 30,	October 31,
	2024	2023
At Cost:
Financial software	$15,193	$15,033
Domain name	2,665	2,637
	17,858	17,670
Less: Accumulated amortization	6,175	5,842
Total, net	$11,683	$11,828

Amortization expenses were $273 and $1,077 for the six months ended April 30 2024 and 2023, respectively.